Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 6,566,549	$ 5,114,175
Restricted cash	182,515	1,390,403
Short-term investments	3,138,578
Accounts receivable, net	168,499	21,657
Advances to suppliers, net	41,088	39,806
Inventories, net	247,245	473,216
Prepayments and other current assets, net	172,481	153,633
Total current assets	10,516,955	7,192,890
NON-CURRENT ASSETS
Property, plant and equipment, net	6,636,995	6,562,669
Land use rights, net	1,009,005	973,224
Long-term investments		71,757
Operating lease right-of-use assets	19,103
Operating lease right-of-use assets - related parties	270,852	286,670
Total non-current assets	7,935,955	7,894,320
Total assets	18,452,910	15,087,210
CURRENT LIABILITIES:
Accounts payable	3,209,763	3,436,939
Accounts payable - related parties	124,715	116,834
Notes payable		908,008
Advances from customers	90,834	116,155
Bank overdrafts	78,320	78,320
Short-term loans	8,391,323	7,624,061
Short-term loans - related parties	985,883	892,510
Taxes payable	60,729	57,521
Due to related parties	42,021	39,387
Operating lease liabilities, current	9,913
Operating lease liabilities - related parties, current	195,231	137,347
Other current liabilities	5,882,164	1,054,818
Total current liabilities	19,070,896	14,461,900
NON-CURRENT LIABILITIES:
Deferred tax liabilities		1,036
Operating lease liabilities - related party, non-current	274,794	286,875
Total liabilities	19,345,690	14,749,811
STOCKHOLDERS’ EQUITY (DEFICIT):
Common stock ($0.001 par value; 200,000,000 shares authorized; 45,849,995 shares issued and outstanding at December 31, 2020 and 2019)	45,850	45,850
Additional paid-in capital	21,963,570	21,963,678
Statutory reserves	160,014	160,014
Accumulated deficit	(22,849,319)	(21,974,651)
Accumulated other comprehensive income (loss)	(212,895)	142,516
Total TDH Holdings, Inc. stockholders’ equity (deficit)	(892,780)	337,407
Noncontrolling interest		(8)
Total stockholders’ equity (deficit)	(892,780)	337,399
Total liabilities and stockholders’ equity (deficit)	$ 18,452,910	$ 15,087,210